May 20, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Amy Miller

Re:                             The Alger Funds (File No. 811-01355)

Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith for filing are preliminary proxy materials relating to a special meeting of shareholders of Alger Growth Opportunities Fund (the “Fund”), a series of the Registrant, scheduled to be held on July 29, 2015 at 1:00 p.m. (Eastern time).  The meeting is being called for the purpose of asking shareholders of the Fund to approve changing the Fund’s fundamental investment policy regarding concentration of investments.

Shareholders of record at the close of business on May 29, 2015 will be entitled to receive notice of and to vote at the meeting.  It is intended that copies of the proxy materials will be mailed to shareholders on or about June 8, 2015.

Please telephone the undersigned at 212.806.2966 if you have any questions or comments.

Very truly yours,

/s/ Hal Liebes
Hal Liebes